VESSELS AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Summary of vessels and equipment, net
Movements in the six months ended June 30, 2025 for vessels and equipment, net are summarized as follows:

(in thousands of $)	Vessels and equipment	Dry docks	Total
Cost
At December 31, 2024	2,467,470	50,859	2,518,329
Additions	—	13,504	13,504
Disposals	—	(2,500)	(2,500)
At June 30, 2025	2,467,470	61,863	2,529,333

Accumulated depreciation
At December 31, 2024	(341,275)	(22,590)	(363,865)
Charge	(32,592)	(4,948)	(37,539)
Disposals	—	2,500	2,500
At June 30, 2025	(373,867)	(25,038)	(398,904)

Net book value
At December 31, 2024	2,126,195	28,270	2,154,465
At June 30, 2025	2,093,603	36,825	2,130,428